July 20, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Calvert Management Series (the “Registrant”) on behalf of:

Calvert Ultra-Short Income NextShares (the “New Fund”)

Post-Effective Amendment No. 86 (1933 Act File No. 002-69565)

Amendment No. 86 (1940 Act File No. 811-03101) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the New Fund.  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and will become effective 75 days from the date hereof (the “Effective Date”).

The Amendment is being filed for the purpose of registering shares of the New Fund.  The investment objective of the New Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.  The New Fund will offer shares on substantially the same basis as the shares of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares, a series of Eaton Vance NextShares Trust II, which was filed with the Commission on December 10, 2015 (Accession No. 0000940394-15-001509).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-6170.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon, Esq.

Counsel